Allowance for Credit Losses - Financial assets at fair value through OCI (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023 [3]	Dec. 31, 2022
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	€ 6,156		€ 5,799
Fair Value through OCI
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	48	[1]	38	[2]	€ 48	€ 69
Stage 1
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	421		438
Stage 1 | Fair Value through OCI
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	12	[1]	12	[2]	13
Stage 2
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	888		736
Stage 2 | Fair Value through OCI
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	22	[1]	16	[2]	13
Stage 3
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	4,600		4,412
Stage 3 | Fair Value through OCI
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	14	[1]	10	[2]	22
Stage 3 POCI
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	247		213
Stage 3 POCI | Fair Value through OCI
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for credit losses	€ 0	[1]	€ 0	[2]	€ 0

[1]	Allowance for credit losses against financial assets at fair value through OCI remained at very low levels (€ 38 million at December 31, 2024 and € 48 million as of
December 31, 2025). Due to immateriality, no details on the year-over-year development is provided.

[2]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 48 million at December 31, 2023 and
€ 38 million as of December 31, 2024). Due to immateriality, no details on the year-over-year development is provided.

[3]	Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels (€ 69 millionat December 31, 2022 and € 48 million as of December 31, 2023, respectively). Due to immateriality, no details on the year-over-year development is provided.